Subsequent Event - Additional Information (Detail) ฿ / shares in Units, ฿ in Millions	Apr. 22, 2020 USD ($)	Mar. 20, 2020 USD ($)	Mar. 20, 2020 THB (฿) ฿ / shares	Nov. 21, 2019 USD ($)
Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Minimum market value of publicly held shares requirement set forth in NASDAQ rules for listing on NASDAQ				$ 5,000,000
Major ordinary share transactions [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Minimum market value of our publicly held common shares	$ 3,592,234
Major ordinary share transactions [Member] | Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend payments declared to its shareholders		$ 2,900,000	฿ 79.6
Dividend payments declared to its shareholders, per share | ฿ / shares			฿ 0.2
Dividend payment date		May 15, 2020	May 15, 2020
Dividends paid to non-controlling interests		$ 1,400,000